Financial instruments (Details 16) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	R$ (4,182,052)
Exchange variation recorded in the period on OCI / IR	472,717	R$ (1,995,065)	R$ (1,589,544)
Exchange variation transferred to profit or loss / IR	163,696	59,834
End of balance	(3,545,639)	(4,182,052)
IR
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	1,255,350
Exchange variation recorded in the period on OCI / IR	(141,815)
Exchange variation transferred to profit or loss / IR	(49,109)
End of balance	1,064,426	1,255,350
Net effect
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	(2,926,702)
Exchange variation recorded in the period on OCI / IR	330,902
Exchange variation transferred to profit or loss / IR	114,587
End of balance	R$ (2,481,213)	R$ (2,926,702)